NET REVENUES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total net revenues	€ 3,459,790	€ 3,766,615	€ 3,420,321
Cars and spare parts
Disaggregation of Revenue [Line Items]
Total net revenues	2,835,170	2,925,721	2,535,245
Engines
Disaggregation of Revenue [Line Items]
Total net revenues	150,655	198,308	284,546
Sponsorship, commercial and brand
Disaggregation of Revenue [Line Items]
Total net revenues	390,002	538,238	505,701
Other
Disaggregation of Revenue [Line Items]
Total net revenues	€ 83,963	€ 104,348	€ 94,829